Consolidated Statements of Profit or Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Continuing operations:
Revenue	$ 35,232,701	$ 32,635,191	[1]	$ 32,649,834	[1]
Cost of sales	(29,947,033)	(27,719,050)	[1]	(28,513,107)	[1]
Gross profit	5,285,668	4,916,141	[1]	4,136,727	[1]
Provision for expected credit loss on trade receivables and other receivables	(16,995)	(210,437)	[1]	(96,877)	[1]
Allowance for expected credit losses on a related party receivable			[1]	(5,637,527)	[1]
Impairment loss on goodwill		(30,575)	[1]	(2,267,583)	[1]
Impairment loss on intangible assets		(188,797)	[1]	(3,713,551)	[1]
Provision for withholding taxes receivable	(149,838)	(4,339)	[1]	(683,344)	[1]
Provision for obsolete inventory			[1]	(3,797,552)	[1]
Impairment loss on fixed assets			[1]	(3,682,789)	[1]
Stock-based compensation expense	(1,350,800)	(1,849,356)	[1]	(1,101,800)	[1]
Research and development expense	(837,719)	(388,888)	[1]		[1]
Selling, general and administrative expenses	(8,807,640)	(8,950,790)	[1]	(11,553,779)	[1]
Operating loss	(5,877,324)	(6,707,041)	[1]	(28,398,075)	[1]
Other income, net	133,253	353,822	[1]	437,608	[1]
Foreign exchange (losses)/gains, net	(19,825)	5,760	[1]	305,026	[1]
Finance income/(costs), net	471,374	338,887	[1]	(652,517)	[1]
Loss before income tax from continuing operations	(5,292,522)	(6,008,572)	[1]	(28,307,958)	[1]
Provision for income tax benefit/(expense)	6,394	125,925	[1]	(434,320)	[1]
Net loss for the year from continuing operations	(5,286,128)	(5,882,647)	[1]	(28,742,278)	[1]
Discontinued operations:
Net (loss)/profit for the year from discontinued operations	(1,356,923)	37,947	[1]	(847,104)	[1]
Net loss for the year	(6,643,051)	(5,844,700)	[1]	(29,589,382)	[1]
Net loss for the year attributable to:
Net loss attributable to equity holders of the Company	(6,657,185)	(5,864,165)	[1]	(29,571,661)	[1]
Net profit/(loss) attributable to non-controlling interests	$ 14,134	$ 19,465		$ (17,721)
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.3)	$ (0.53)	[1]	$ (4.53)	[1]
Diluted loss attributable to the equity holders of the Company (in Dollars per share)	(0.3)	(0.53)	[1]	(4.53)	[1]
Basic loss attributable to the equity holders of the Company (in Dollars per share)	(0.24)	(0.53)	[1]	(4.4)	[1]
Diluted loss attributable to the equity holders of the Company (in Dollars per share)	(0.24)	(0.53)	[1]	(4.4)	[1]
Basic loss attributable to the equity holders of the Company from discontinued operations (in Dollars per share)	(0.06)	0		(0.13)
Diluted loss attributable to the equity holders of the Company from discontinued operations (in Dollars per share) (in Dollars per share)	$ (0.06)	$ 0		$ (0.13)
Basic (in Shares)	21,921,204	11,161,053	[1]	6,531,918	[1]
Diluted (in Shares)	21,921,204	11,161,053	[1]	6,531,918	[1]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.